Shareholders’ equity (Details Narrative)	1 Months Ended
	Oct. 31, 2024	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) shares	Apr. 21, 2025 $ / shares
Class of Stock [Line Items]
Share consolidation description	the Company’s authorized share capital from US$10,000,000 divided into 500,000,000 ordinary shares to US$10,000,000 divided into 400,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares
Statutory reserve		$ 370,850	¥ 2,525,820		¥ 2,552,776
Mengyun P R C Entities [Member]
Class of Stock [Line Items]
Statutory reserve | ¥			¥ 41,748,820
Common Stock [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares						$ 0.02
Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares						$ 0.8
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized		400,000,000	400,000,000		400,000,000
Common stock, par value | $ / shares		$ 0.8		$ 0.8
Common Stock, Shares, Issued		22,512,360	22,512,360		22,512,360
Common Stock, Shares, Outstanding		22,512,360	22,512,360		22,512,360
Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized		100,000,000	100,000,000		100,000,000
Common stock, par value | $ / shares		$ 0.8		$ 0.8
Common Stock, Shares, Issued		400,000	400,000		400,000
Common Stock, Shares, Outstanding		400,000	400,000		400,000